Summary of Significant Accounting Policies New Accounting Pronouncements, Early Adoption (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Other current assets	$ 1,689	$ 1,635
Other noncurrent assets	2,773	3,508
Other current liabilities	3,275	3,125
Other noncurrent liabilities	1,886	2,164
Previous Accounting Guidance [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Other current assets	2,313	2,193
Other noncurrent assets	2,227	2,969
Other current liabilities	3,324	3,176
Other noncurrent liabilities	1,915	2,132
Change in Accounting Estimate, Type [Domain]
New Accounting Pronouncement, Early Adoption [Line Items]
Other current assets	(624)	(558)
Other noncurrent assets	546	539
Other current liabilities	(49)	(51)
Other noncurrent liabilities	$ (29)	$ 32